Debt and other liabilities - Crownpeak promissory notes (Details Narrative)	Dec. 01, 2025 USD ($) $ / shares shares
Crownpeak Acquisition [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt maturity date	Dec. 31, 2026
Additional interest rate to applicable interest rate.	2.00%
Crownpeak Acquisition [Member] | Term Loans [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt instrument, variable interest rate	5.50%
Crownpeak Intermediate Holdings, Inc. [Member]
Debt Instrument [Line Items]
Number of shares issued to acquire business | shares	11,127,780
Ordinary shares	$ 31,046,506
Business acquisition share price | $ / shares	$ 2.79
Assumed amount of aggregate principal amount outstanding term loans and revolving loans	$ 151,900,000
Accrued and unpaid exit and amendment fees	1,800,000
Paid exit and amendment fees	50,000,000
Crownpeak Intermediate Holdings, Inc. [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Initial principal amount	$ 50,000,000
Interest rate	10.00%
Crownpeak Intermediate Holdings, Inc. [Member] | First Loan Notes [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Initial principal amount	$ 20,000,000
Debt maturity date	Apr. 01, 2027
Crownpeak Intermediate Holdings, Inc. [Member] | Second Loan Notes [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Initial principal amount	$ 30,000,000
Debt maturity date	Dec. 31, 2027